Interest in joint venture	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Interest in joint venture
13	Interest in a joint venture
On February 1, 2019, the Group invested RMB29,250,000 (equivalent $4,236,765) in Beijing CircleDNA Gene Technology Co., Ltd (“Beijing CGT”) through a PRC company controlled via contractual agreements, which represented 45% of its registered capital. Beijing CGT, the only joint venture in which the Group participates, is an unlisted corporate entity whose quoted market price is not available.

On November 26, 2021, the Group terminated its contractual agreements with Shenzhen Discover Health Technology Co. Ltd, the controlled entity that holds 45% interest in Beijing CGT. As a result, the Group has written off its investment in Shenzhen Discover Health Technology Co. Ltd which held Beijing CGT and recognized a loss of $292,132.

	December 31,
	2021 $	2020 $
Share of net assets of a joint venture (note (a))	—	570,704
Less: Provision for impairment (note (b))	—	(570,704)

	—	—

(a)	Details of the Group’s interest in the joint venture as at December 31, 2020, which is accounted for using the equity method in the consolidated financial statements, are as follows:

Name of joint venture	Form of business structure	Place of incorporation and business	Particulars of registered capital	Group’s effective interest	Held by a subsidiary	Principal activity
Beijing CircleDNA Gene Technology Co., Ltd*	Incorporated	Beijing, the PRC	RMB65,000,000	44.07%	45%	Genetic testing

*	English name for identification only
Summarized financial information of Beijing CGT, adjusted for any differences in accounting policies, and a reconciliation to the carrying amount in the consolidated financial statements, are disclosed below:

	December 31,
	2021 $	2020 $
Gross amounts of Beijing CGT
Current assets	—	1,544,034
Non-current assets	—	52,962
Current liabilities	—	(328,765)
Equity	—	1,268,231
Included in the above assets and liabilities:
Cash and cash equivalents	—	1,164,683
Current financial liabilities (excluding trade and other payables and provisions)	—	109,814

	Year ended December 31,
	2021** $	2020 $
Revenue	191,094	608,086
Loss for the year	(805,639)	(2,518,491)
Other comprehensive income	31,351	98,005
Total comprehensive income	(774,288)	(2,420,486)
Included in the above loss:
Depreciation and amortization	929	18,512
Interest income	1,885	5,983
Interest expense	—	(371)
Reconciled to the Group’s interest in Beijing CGT
Gross amounts of joint venture’s net assets	—	1,268,231
Equity interest	0%	45%
Group’s share of joint venture’s net assets	—	570,704

Carrying amount of the Group’s interest	—	570,704

**	The column shows Beijing CGT’s results for the period from January 1, 2021 to November 26, 2021.
(b)
As at December 31, 2020, the Group assessed the recoverable amount of its equity interest in Beijing CGT and based on such assessment, the carrying amount of the interest in joint venture was written down to its recoverable amount of nil, which was determined based on the value in use. Impairment loss of $570,704 was recognized in the consolidated statement of profit or loss and other comprehensive income under “other income and other net gain/(losses)” (see note 5).